Current expected credit losses (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Movement in allowance for credit losses and credit loss expense	The following table summarizes the movement in the allowance for credit losses for the year ended December 31, 2020.

(In $ millions)	Allowance for credit losses - trade receivables	Allowance for credit losses - other current assets	Allowance for credit losses - related party ST	Allowance for credit losses related party LT	Total Allowance for credit losses
January 1, 2020	—	—	15	128	143
Credit loss expense	—	3	154	9	166
December 31, 2020	—	3	169	137	309
The below table shows the classification of the credit loss expense within the Consolidated Statements of Operations.

(In $ millions)	Year ended December 31, 2020
Management contract expenses	142
Other financial items	24
Total	166